Book Values, Ultimate Default Rates, and Loss Severity Rates for Non-Agency Residential Mortgage-Backed Securities Portfolio, by Security Type (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Schedule of Available-for-sale Securities [Line Items]
AMORTIZED COST	$ 30,092.6	$ 19,912.7
Non-Agency RMBS
Schedule of Available-for-sale Securities [Line Items]
AMORTIZED COST	196.1
WEIGHTED AVERAGE ULTIMATE DEFAULT RATES	42.20%
LOSS SEVERITY RATES - WEIGHTED AVERAGE	74.20%
Non-Agency RMBS | Lower Limit
Schedule of Available-for-sale Securities [Line Items]
LOSS SEVERITY RATES	38.60%
Non-Agency RMBS | Upper Limit
Schedule of Available-for-sale Securities [Line Items]
LOSS SEVERITY RATES	100.00%
Non-Agency RMBS | Prime
Schedule of Available-for-sale Securities [Line Items]
AMORTIZED COST	24.0
WEIGHTED AVERAGE ULTIMATE DEFAULT RATES	14.70%
LOSS SEVERITY RATES - WEIGHTED AVERAGE	51.10%
Non-Agency RMBS | Prime | Lower Limit
Schedule of Available-for-sale Securities [Line Items]
LOSS SEVERITY RATES	38.60%
Non-Agency RMBS | Prime | Upper Limit
Schedule of Available-for-sale Securities [Line Items]
LOSS SEVERITY RATES	66.00%
Non-Agency RMBS | Alt-A
Schedule of Available-for-sale Securities [Line Items]
AMORTIZED COST	32.9
WEIGHTED AVERAGE ULTIMATE DEFAULT RATES	41.90%
LOSS SEVERITY RATES - WEIGHTED AVERAGE	68.20%
Non-Agency RMBS | Alt-A | Lower Limit
Schedule of Available-for-sale Securities [Line Items]
LOSS SEVERITY RATES	54.30%
Non-Agency RMBS | Alt-A | Upper Limit
Schedule of Available-for-sale Securities [Line Items]
LOSS SEVERITY RATES	70.60%
Non-Agency RMBS | Subprime
Schedule of Available-for-sale Securities [Line Items]
AMORTIZED COST	105.2
WEIGHTED AVERAGE ULTIMATE DEFAULT RATES	51.70%
LOSS SEVERITY RATES - WEIGHTED AVERAGE	73.30%
Non-Agency RMBS | Subprime | Lower Limit
Schedule of Available-for-sale Securities [Line Items]
LOSS SEVERITY RATES	67.10%
Non-Agency RMBS | Subprime | Upper Limit
Schedule of Available-for-sale Securities [Line Items]
LOSS SEVERITY RATES	85.40%
Non-Agency RMBS | 2nd Lien
Schedule of Available-for-sale Securities [Line Items]
AMORTIZED COST	$ 34.0
WEIGHTED AVERAGE ULTIMATE DEFAULT RATES	33.80%
LOSS SEVERITY RATES - WEIGHTED AVERAGE	99.40%
Non-Agency RMBS | 2nd Lien | Lower Limit
Schedule of Available-for-sale Securities [Line Items]
LOSS SEVERITY RATES	98.70%
Non-Agency RMBS | 2nd Lien | Upper Limit
Schedule of Available-for-sale Securities [Line Items]
LOSS SEVERITY RATES	100.00%